Shareholders’ Equity (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Millions																							1 Months Ended	3 Months Ended	12 Months Ended
		Sep. 06, 2024 USD ($)	Aug. 30, 2024 USD ($) $ / shares shares	Aug. 14, 2024 USD ($) shares	Aug. 12, 2024 USD ($) shares	Aug. 04, 2024 $ / shares shares	Jun. 07, 2024 shares	Mar. 13, 2024 USD ($) $ / shares	Oct. 03, 2023 USD ($) $ / shares shares	Sep. 29, 2023 $ / shares shares	Sep. 25, 2023 shares	May 25, 2023 USD ($) $ / shares shares	Mar. 12, 2023 shares	Mar. 08, 2023 shares	Jun. 04, 2022 shares	May 25, 2022 USD ($) $ / shares shares	Apr. 22, 2022 shares	Apr. 08, 2022 CNY (¥)	Feb. 22, 2022 CNY (¥)	Dec. 27, 2021 USD ($)	Dec. 27, 2021 CNY (¥)	Apr. 09, 2021 USD ($) $ / shares shares	Jun. 04, 2022 USD ($) shares	Mar. 28, 2022 USD ($) shares	Dec. 31, 2024 USD ($) $ / shares shares		Dec. 31, 2023 USD ($) $ / shares shares		Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($)	Feb. 11, 2025 $ / shares	Feb. 01, 2024 $ / shares	Jul. 31, 2023 $ / shares shares	May 09, 2023 $ / shares shares	Apr. 06, 2022 USD ($)	Apr. 06, 2022 CNY (¥)	Feb. 22, 2022 $ / shares shares	Feb. 22, 2022 ¥ / shares shares	Jan. 03, 2022 $ / shares
Shareholders' Equity [Line Items]
Percentage of after-tax net income																									10.00%
Percentage entity’s registered capital																									50.00%
Statutory reserve | $																									$ 1,072,895		$ 1,072,895
Common shares, par value | $ / shares																									$ 0.1									$ 0.01
Common shares, shares authorized																																		20,000,000
Common shares, shares issued																									1,931,264		120,519
Common share price | $ / shares										$ 100						$ 600
Common shares, shares outstanding																									1,931,264		120,519
Issued aggregate common shares																							4,025
Share-based compensation expense | $																							$ 3,296,475		$ 2,067,766		$ 1,131,200
Aggregate common share			1,409,520
Aggregate shares issued									20,000							5,970																					2,580	2,580
Common shares of value issued | $		$ 2,067,766																							10,000
issuance of common shares | $		126,857																							2,067,766		2,811,200		$ 735,000
Consideration amount																		¥ 18	¥ 10	$ 1,569,000	¥ 10
Aggregate gross and net proceeds | $			$ 19,451,376									$ 6,600,000				$ 3,582,000									29,400,438		6,600,000		3,582,000
Price per share | $ / shares			$ 13.8									$ 330
Aggregate sale of share										150,000
Gross and net proceeds | $								$ 6,000,000
Net proceeds | $								3,939,062																	$ 29,390,438
Conversion of convertible debt | $																											4,111,082		1,799,314
Investment cost																																			$ 800,000	¥ 5
REIT Mingde [Member]
Shareholders' Equity [Line Items]
Equity Interest																				100.00%	100.00%
Consulting Service Agreement [Member]
Shareholders' Equity [Line Items]
Share-based compensation expense | $																													$ 735,000	$ 1,330,000
Common Stock [Member]
Shareholders' Equity [Line Items]
Common shares, par value | (per share)									$ 56.6																									$ 0.001			$ 610	¥ 6.39
Common shares, shares authorized																																		200,000,000
Common shares, par value																																	0.01
Share-based compensation expense | $																											2,100,000
Common shares of value issued | $									$ 1,131,200
REIT International Development (Group) Co., [Member]
Shareholders' Equity [Line Items]
Total consideration | $				$ 10,000
Xinyi REIT [Member]
Shareholders' Equity [Line Items]
Equity interest																		30.00%
Fangyuyuan [Member]
Shareholders' Equity [Line Items]
Equity interest																																			10.00%	10.00%
Board of Directors [Member]
Shareholders' Equity [Line Items]
Common shares, par value | $ / shares																																	$ 0.01
Common shares, shares authorized																																	20,000,000
Board of Directors [Member]
Shareholders' Equity [Line Items]
Common share price | $ / shares																																							$ 1,470
Aggregate common share																								500
Common shares of value issued | $																								$ 735,000
Private Placement [Member]
Shareholders' Equity [Line Items]
Common shares, par value | $ / shares										$ 100
Aggregate common share												20,000
Aggregate gross and net proceeds | $								$ 4,000,000
Aggregate sale of share										100,000
Private Placement [Member] | Common Stock [Member]
Shareholders' Equity [Line Items]
Common shares, par value | $ / shares										$ 1
Minimum [Member]
Shareholders' Equity [Line Items]
Common shares, par value | $ / shares																																$ 0.01
Subscription price | $ / shares								$ 40
Minimum [Member] | Subsequent Event [Member]
Shareholders' Equity [Line Items]
Common share price | $ / shares																															$ 0.1
Maximum [Member]
Shareholders' Equity [Line Items]
Common shares, par value | $ / shares																																$ 0.1
Subscription price | $ / shares								$ 100
Maximum [Member] | Subsequent Event [Member]
Shareholders' Equity [Line Items]
Common share price | $ / shares																															$ 1
2018 Incentive Plan [Member]
Shareholders' Equity [Line Items]
Common stock issuance of shares																	1,025
2021 Share Incentive Plan [Member]
Shareholders' Equity [Line Items]
Common stock issuance of shares																	3,000
Aggregate common share															1,380
2022 Share Incentive Plan [Member]
Shareholders' Equity [Line Items]
Common stock issuance of shares							18,726							5,000
Aggregate common share					11,000								670
Geniusland International Capital Ltd [Member]
Shareholders' Equity [Line Items]
Common share price | $ / shares																						$ 1,330
Aggregate shares issued																						1,000
Common shares of value issued | $																						$ 1,330,000
Yorkville Advisors Global LP [Member]
Shareholders' Equity [Line Items]
Share-based compensation expense | $																											840,000
Jaash Investment Limited. [Member]
Shareholders' Equity [Line Items]
issuance of common shares | $		$ 126,857
Express Transportation Ltd. [Member]
Shareholders' Equity [Line Items]
Share-based compensation expense | $																											$ 840,000
Aggregate shares issued														2,000
Maxleed Investment Holding Ltd. [Member]
Shareholders' Equity [Line Items]
Aggregate shares issued														2,000
SevenBull, Inc. [Member]
Shareholders' Equity [Line Items]
Aggregate common share											20,000
Class A Common Shares [Member]
Shareholders' Equity [Line Items]
Common shares, par value | $ / shares						$ 0.1																			$ 1	[1]	$ 1	[1]
Voting rights						one
Common shares, shares issued	[1]																								1,931,264		120,519
Common shares, shares outstanding	[1]																								1,931,264		120,519
Aggregate common share							18,726
Class A Common Shares [Member] | Common Stock [Member]
Shareholders' Equity [Line Items]
Common stock issuance of shares	[2]																								126,857		24,000		500
Aggregate common share
Common shares of value issued | $
issuance of common shares | $	[2]																								$ 126,857		$ 24,000		$ 500
Conversion of convertible debt | $	[2]																										$ 27,966		$ 1,359
Class A Common Shares [Member] | Private Placement [Member]
Shareholders' Equity [Line Items]
Aggregate common share																									1,659,520
Class B Shares [Member]
Shareholders' Equity [Line Items]
Common shares, par value | $ / shares						$ 0.01																			$ 0.01	[1]	$ 0.01	[1]
Common shares, shares authorized						2,000,000																			2,000,000	[1]	2,000,000	[1]
Common shares, shares issued	[1]																								1,000,000
Common shares, shares outstanding	[1]																								1,000,000
Class B Shares [Member] | Common Stock [Member]
Shareholders' Equity [Line Items]
Common stock issuance of shares
Aggregate common share	[2]																								1,000,000
Common shares of value issued | $	[2]																								$ 10,000
issuance of common shares | $
Conversion of convertible debt | $
Class B Shares [Member] | REIT International Development (Group) Co., Limited [Member]
Shareholders' Equity [Line Items]
Common shares, shares issued				1,000,000
Convertible Debentures [Member]
Shareholders' Equity [Line Items]
Share-based compensation expense | $					$ 285,889
Aggregate gross and net proceeds | $																											27,966		$ 1,359
Conversion of convertible debt | $																											$ 4,111,082
Conversion price | $ / shares																													$ 1,799,314
Convertible Debentures [Member] | Minimum [Member]
Shareholders' Equity [Line Items]
Conversion price | $ / shares																											$ 87.1		343.9
Convertible Debentures [Member] | Maximum [Member]
Shareholders' Equity [Line Items]
Conversion price | $ / shares																											$ 292		$ 1,401.4

[1]	Retroactively adjusted for effect of a 10-for-1 forward split on March 7, 2025.
[2]	Retroactively adjusted for effect of a 10-for-1 forward split on March 7, 2025.